Income Taxes	9 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 3–INCOME TAXES

As of December 31, 2015, the Company had a net operating loss carry forward of $30,308 that may be available to reduce future years’ taxable income through 2035.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of December 31, 2015
Deferred tax assets:
Net operating tax carry-forwards	$10,305

Gross deferred tax asset	10,305
Valuation allowance	(10,305)
Net deferred tax assets	$-

As of December 31, 2015, the Company has a net operating loss carry-forward of approximately $30,308, which will expire 20 years from the date the loss was incurred.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.